COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Lease Agreement Term	one-year
Lease Agreement Initiation Period	October 2013
Lease Rental Payments, Per Month	$ 6,700
Operating Leases, Rent Expense	29,511	33,596
Loss Contingency, Settlement Agreement, Date		August 2012
Litigation Settlement, Amount		44,000
Litigation Settlement Amount, In Monthly Installments		$ 5,000